Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
Schedule of Income Tax (Benefits)/Expenses

Income tax (benefits)/expenses are comprised of the following:

	December 31,	December 31,	December 31,
	2023	2024	2025
	RMB	RMB	RMB
Current tax	512,054	364,628	159,578
Deferred tax	53,109	(85,446)	(256,685)
Total	565,163	279,182	(97,107)

Schedule of Reconciliation Between the Income Tax at the PRC Statutory Tax Rate and Income Tax Expenses

Reconciliation between the income tax at the PRC statutory tax rate and income tax expenses is as follows:

	Years ended December 31,
	2023	2024
	RMB	RMB
Income before provision for income taxes	2,645,360	1,861,921
Statutory tax rate in the PRC	25%	25%
Income tax expenses at statutory tax rate	661,340	465,480
Non-deductible expenses	—	723
Research and development super deduction	(11,620)	(19,925)
Effect of income not taxable	(58,359)	—
Effect of tax holiday and preferential tax rate	(108,806)	(354,366)
Adjustment on current income tax of the prior periods	80	(341)
Effect of different tax rates of subsidiaries operating in other jurisdictions	26,793	(8,234)
Withholding income tax	40,000	20,000
Change in valuation allowance	15,735	175,845
Income tax expenses	565,163	279,182
	Years ended December 31,
	2025
	RMB	Percent
Income/(loss) before provision for income taxes	(38,017)
Income tax expenses at statutory tax rate in the PRC	(9,504)	25.0%
Foreign tax effect
Cayman Islands	10,977	(28.9%)
Others	(1,761)	4.6%
Effect of tax holiday and preferential tax rate
High and New Technology Enterprise	86,671	(228.0%)
Software Enterprise	(68,771)	180.9%
Encouraged Industries in Western Regions	(197,116)	518.5%
Newly Established Enterprises in Xinjiang’s Difficult Areas	(56,789)	149.4%
Others	18,269	(48.1%)
Tax credits
Research and development credits	(22,978)	60.4%
Non-taxable or non-deductible items	179	(0.5%)
Withholding income tax	48,400	(127.3%)
Change in valuation allowance	227,801	(599.2%)
Adjustment on current income tax of the prior periods (i)	(147,211)	387.2%
Effect of tax losses not recognized	14,726	(38.7%)
Income tax expenses and effective tax rate	(97,107)	255.4%
(i)	Hengfengyi was qualified as a Software Enterprise in 2025 and thereby entitled to full exemption from EIT for year 2024, which resulted in the income tax expense of RMB151.1 million accrued in 2024 being reversed in 2025.

Schedule of Aggregate Amount and Per Share Effect of the Tax Holiday and Preferential Tax Rate

The aggregate amount and per share effect of the tax holiday and preferential tax rate are as follows:

	Years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
The aggregate amount of tax holiday and preferential tax rate	(108,806)	(354,366)	(217,736)
The aggregate effect on basic and diluted net income per share:
- Basic	(0.6156)	(2.0453)	(1.2544)
- Diluted	(0.6089)	(2.0283)	(1.2464)

Schedule of Deferred Tax Assets and Liabilities	The components of the deferred tax assets are as follows:
	December 31,	December 31,
	2024	2025
	RMB	RMB
Deferred tax assets:
Deferred revenue	1,410	32
Accrued expenses and other liabilities	698	2,244
Guarantee liabilities	86,931	280,261
Fair value changes	17,241	7,801
Allowance for uncollectible receivables	166,999	93,367
Advertising expenses in excess of deduction limit	47,978	14,830
Valuation allowance (i)	(141,086)	(27,233)
Total	180,171	371,302

Deferred tax liabilities:
Contract assets, net	136,213	70,065
Contract cost	49	643
Intangible assets	7,917	5,354
Total	144,179	76,062

Net deferred tax (liabilities)/assets	35,992	295,240
(i)	A valuation allowance is provided against deferred tax assets when the Group determines that it is more likely than not that the deferred tax assets will not be utilized in the future. In making such determination, the Group evaluates a variety of factors including the Group’s entities’ operating history, accumulated deficit, forecasts of future profitability, existence of taxable temporary differences and reversal periods. The valuation allowance is considered on an individual entity basis. The Group has recognized a valuation allowance against deferred tax assets of RMB141,086 and RMB27,233 for the years ended December 31, 2024 and 2025, respectively.